Guarantor and Non Guarantor Financial Information - Condensed Income Statement (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Owned and leased hotels									$ 3,141	$ 2,982	$ 4,046	$ 3,979	$ 3,898
Management and franchise fees and other									1,030	868	1,175	1,088	1,014
Timeshare									850	809	1,109	1,085	944
Total revenues excluding reimbursement revenue									5,021	4,659	6,330	6,152	5,856
Other revenues from managed and franchised properties									2,653	2,433	3,405	3,124	2,927
Total revenues	2,643	2,449	2,380	2,263	2,338	2,417	2,390	2,131	7,674	7,092	9,735	9,276	8,783
Expenses
Owned and leased hotels									2,420	2,327	3,147	3,230	3,213
Timeshare									564	545	730	758	668
Depreciation and amortization									470	455	603	550	564
Impairment losses											0	54	20
General, administrative and other									349	319	748	460	416
Total expenses excluding cost of reimbursable expense									3,803	3,646	5,228	5,052	4,881
Other expenses from managed and franchised properties									2,653	2,433	3,405	3,124	2,927
Total expenses									6,456	6,079	8,633	8,176	7,808
Operating income	89	357	404	252	263	345	298	194	1,218	1,013	1,102	1,100	975
Interest income									8	5	9	15	11
Interest expense									(467)	(401)	(620)	(569)	(643)
Equity in earnings (losses) from unconsolidated affiliates									16	11	16	(11)	(145)
Gain (loss) on foreign currency transactions									41	(43)	(45)	23	(21)
Gain on debt extinguishment											229	0	0
Other gain, net									38	5	7	15	19
Income (loss) before income taxes and equity in earnings from subsidiaries									854	590	698	573	196
Income tax benefit (expense)									(331)	(192)	(238)	(214)	59
Income (loss) before equity in earnings from subsidiaries									523	398	460	359	255
Equity in earnings from subsidiaries									0	0	0	0	0
Net income	62	203	157	38	64	179	69	47	523	398	460	359	255
Net income attributable to noncontrolling interests									(8)	(9)	(45)	(7)	(2)
Net income attributable to Hilton stockholders	26	200	155	34	61	177	66	48	515	389	415	352	253
Comprehensive income									391	401	620	456	161
Comprehensive income attributable to noncontrolling interests									(10)	(23)	(63)	(21)	1
Comprehensive income attributable to Hilton stockholders									381	378	557	435	162
Eliminations [member]
Revenues
Owned and leased hotels									(21)	(19)	(26)	(23)	(24)
Management and franchise fees and other									(91)	(103)	(145)	(133)	(125)
Timeshare									0	0	0	0	0
Total revenues excluding reimbursement revenue									(112)	(122)	(171)	(156)	(149)
Other revenues from managed and franchised properties									(638)	(606)	(815)	(814)	(790)
Total revenues									(750)	(728)	(986)	(970)	(939)
Expenses
Owned and leased hotels									(55)	(41)	(59)	(53)	(51)
Timeshare									(40)	(57)	(79)	(73)	(67)
Depreciation and amortization									0	0	0	0	0
Impairment losses												0	0
General, administrative and other									(17)	(24)	(33)	(30)	(31)
Total expenses excluding cost of reimbursable expense									(112)	(122)	(171)	(156)	(149)
Other expenses from managed and franchised properties									(638)	(606)	(815)	(814)	(790)
Total expenses									(750)	(728)	(986)	(970)	(939)
Operating income									0	0	0	0	0
Interest income									0	(217)	(217)	(403)	(359)
Interest expense									0	217	217	403	359
Equity in earnings (losses) from unconsolidated affiliates									0	0	0	0	0
Gain (loss) on foreign currency transactions									0	0	0	0	0
Gain on debt extinguishment											0
Other gain, net									0	0	0	0	0
Income (loss) before income taxes and equity in earnings from subsidiaries									0	0	0	0	0
Income tax benefit (expense)									0	0	0	0	0
Income (loss) before equity in earnings from subsidiaries									0	0	0	0	0
Equity in earnings from subsidiaries									(1,549)	(721)	(1,297)	(653)	(683)
Net income									(1,549)	(721)	(1,297)	(653)	(683)
Net income attributable to noncontrolling interests									0	0	0	0	0
Net income attributable to Hilton stockholders									(1,549)	(721)	(1,297)	(653)	(683)
Comprehensive income									(1,415)	(710)	(1,439)	(736)	(592)
Comprehensive income attributable to noncontrolling interests									0	0	0	0	0
Comprehensive income attributable to Hilton stockholders									(1,415)	(710)	(1,439)	(736)	(592)
Parent [member]
Revenues
Owned and leased hotels									0	0	0	0	0
Management and franchise fees and other									0	0	0	0	0
Timeshare									0	0	0	0	0
Total revenues excluding reimbursement revenue									0	0	0	0	0
Other revenues from managed and franchised properties									0	0	0	0	0
Total revenues									0	0	0	0	0
Expenses
Owned and leased hotels									0	0	0	0	0
Timeshare									0	0	0	0	0
Depreciation and amortization									0	0	0	0	0
Impairment losses												0	0
General, administrative and other									0	0	0	0	0
Total expenses excluding cost of reimbursable expense									0	0	0	0	0
Other expenses from managed and franchised properties									0	0	0	0	0
Total expenses									0	0	0	0	0
Operating income									0	0	0	0	0
Interest income									0	217	217	403	359
Interest expense									0	0	0	0	0
Equity in earnings (losses) from unconsolidated affiliates									0	0	0	0	0
Gain (loss) on foreign currency transactions									0	0	0	0	0
Gain on debt extinguishment											0
Other gain, net									0	0	0	0	0
Income (loss) before income taxes and equity in earnings from subsidiaries									0	217	217	403	359
Income tax benefit (expense)									(5)	(84)	(84)	(155)	(137)
Income (loss) before equity in earnings from subsidiaries									(5)	133	133	248	222
Equity in earnings from subsidiaries									520	256	282	104	31
Net income									515	389	415	352	253
Net income attributable to noncontrolling interests									0	0	0	0	0
Net income attributable to Hilton stockholders									515	389	415	352	253
Comprehensive income									381	378	557	435	162
Comprehensive income attributable to noncontrolling interests									0	0	0	0	0
Comprehensive income attributable to Hilton stockholders									381	378	557	435	162
Subsidiary Issuer [Member]
Revenues
Owned and leased hotels									0	0		0	0
Management and franchise fees and other									0	0	0	0	0
Timeshare									0	0	0	0	0
Total revenues excluding reimbursement revenue									0	0	0	0	0
Other revenues from managed and franchised properties									0	0	0	0	0
Total revenues									0	0	0	0	0
Expenses
Owned and leased hotels									0	0	0	0	0
Timeshare									0	0	0	0	0
Depreciation and amortization									0	0	0	0	0
Impairment losses												0	0
General, administrative and other									0	0	0	0	0
Total expenses excluding cost of reimbursable expense									0	0	0	0	0
Other expenses from managed and franchised properties									0	0	0	0	0
Total expenses									0	0	0	0	0
Operating income									0	0	0	0	0
Interest income									0	0	0	0	0
Interest expense									(255)	0	(105)	0	0
Equity in earnings (losses) from unconsolidated affiliates									0	0	0	0	0
Gain (loss) on foreign currency transactions									0	0	0	0	0
Gain on debt extinguishment											0
Other gain, net									0	0	0	0	0
Income (loss) before income taxes and equity in earnings from subsidiaries									(255)	0	(105)	0	0
Income tax benefit (expense)									98	0	40	0	0
Income (loss) before equity in earnings from subsidiaries									(157)	0	(65)	0	0
Equity in earnings from subsidiaries									677	0	347	0	0
Net income									520	0	282	0	0
Net income attributable to noncontrolling interests									0	0	0	0	0
Net income attributable to Hilton stockholders									520	0	282	0	0
Comprehensive income									516	0	288	0	0
Comprehensive income attributable to noncontrolling interests									0	0	0	0	0
Comprehensive income attributable to Hilton stockholders									516	0	288	0	0
Guarantor Subsidiaries [Member]
Revenues
Owned and leased hotels									163	146	190	181	171
Management and franchise fees and other									575	425	587	459	383
Timeshare									777	779	1,052	1,081	940
Total revenues excluding reimbursement revenue									1,515	1,350	1,829	1,721	1,494
Other revenues from managed and franchised properties									2,991	2,792	3,869	3,643	3,521
Total revenues									4,506	4,142	5,698	5,364	5,015
Expenses
Owned and leased hotels									116	110	148	142	140
Timeshare									590	594	797	827	731
Depreciation and amortization									227	208	277	251	246
Impairment losses												13	8
General, administrative and other									275	229	620	342	301
Total expenses excluding cost of reimbursable expense									1,208	1,141	1,842	1,575	1,426
Other expenses from managed and franchised properties									2,991	2,792	3,869	3,643	3,521
Total expenses									4,199	3,933	5,711	5,218	4,947
Operating income									307	209	(13)	146	68
Interest income									6	3	7	7	7
Interest expense									(42)	(575)	(642)	(916)	(948)
Equity in earnings (losses) from unconsolidated affiliates									13	9	13	(12)	(133)
Gain (loss) on foreign currency transactions									248	4	35	12	(26)
Gain on debt extinguishment											229
Other gain, net									6	0	2	6	14
Income (loss) before income taxes and equity in earnings from subsidiaries									538	(350)	(369)	(757)	(1,018)
Income tax benefit (expense)									(213)	141	48	312	397
Income (loss) before equity in earnings from subsidiaries									325	(209)	(321)	(445)	(621)
Equity in earnings from subsidiaries									352	465	668	549	652
Net income									677	256	347	104	31
Net income attributable to noncontrolling interests									0	0	0	0	0
Net income attributable to Hilton stockholders									677	256	347	104	31
Comprehensive income									697	261	417	126	30
Comprehensive income attributable to noncontrolling interests									0	0	0	0	0
Comprehensive income attributable to Hilton stockholders									697	261	417	126	30
Non-Guarantor Subsidiaries [member]
Revenues
Owned and leased hotels									2,999	2,855	3,882	3,821	3,751
Management and franchise fees and other									546	546	733	762	756
Timeshare									73	30	57	4	4
Total revenues excluding reimbursement revenue									3,618	3,431	4,672	4,587	4,511
Other revenues from managed and franchised properties									300	247	351	295	196
Total revenues									3,918	3,678	5,023	4,882	4,707
Expenses
Owned and leased hotels									2,359	2,258	3,058	3,141	3,124
Timeshare									14	8	12	4	4
Depreciation and amortization									243	247	326	299	318
Impairment losses												41	12
General, administrative and other									91	114	161	148	146
Total expenses excluding cost of reimbursable expense									2,707	2,627	3,557	3,633	3,604
Other expenses from managed and franchised properties									300	247	351	295	196
Total expenses									3,007	2,874	3,908	3,928	3,800
Operating income									911	804	1,115	954	907
Interest income									2	2	2	8	4
Interest expense									(170)	(43)	(90)	(56)	(54)
Equity in earnings (losses) from unconsolidated affiliates									3	2	3	1	(12)
Gain (loss) on foreign currency transactions									(207)	(47)	(80)	11	5
Gain on debt extinguishment											0
Other gain, net									32	5	5	9	5
Income (loss) before income taxes and equity in earnings from subsidiaries									571	723	955	927	855
Income tax benefit (expense)									(211)	(249)	(242)	(371)	(201)
Income (loss) before equity in earnings from subsidiaries									360	474	713	556	654
Equity in earnings from subsidiaries									0	0	0	0	0
Net income									360	474	713	556	654
Net income attributable to noncontrolling interests									(8)	(9)	(45)	(7)	(2)
Net income attributable to Hilton stockholders									352	465	668	549	652
Comprehensive income									212	472	797	631	561
Comprehensive income attributable to noncontrolling interests									(10)	(23)	(63)	(21)	1
Comprehensive income attributable to Hilton stockholders									$ 202	$ 449	$ 734	$ 610	$ 562